INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Guardrisk guarantees in issue
Disclosure of investments in rehabilitation obligation funds
Estimated financial effect of contingent liabilities	R 943.1	R 941.3